Financial and other non-current assets (Details 3) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Total future payments	$ 229	$ 294
Unearned interest income	(16)	(23)
Minimum lease payments from finance lease agreements, at present value	213	271
Provision	(65)	(76)
Net book value	148	195
Not later than one year
Disclosure of finance lease and operating lease by lessor [line items]
Total future payments	64	83
Unearned interest income	(5)	(7)
Minimum lease payments from finance lease agreements, at present value	59	76
Provision	(2)	(3)
Net book value	57	73
Between one and five years
Disclosure of finance lease and operating lease by lessor [line items]
Total future payments	117	180
Unearned interest income	(9)	(14)
Minimum lease payments from finance lease agreements, at present value	108	166
Provision	(28)	(59)
Net book value	80	107
Later than five years
Disclosure of finance lease and operating lease by lessor [line items]
Total future payments	48	31
Unearned interest income	(2)	(2)
Minimum lease payments from finance lease agreements, at present value	46	29
Provision	(35)	(14)
Net book value	$ 11	$ 15